[DESCRIPTION]     Form 13F Holdings Report


                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 1999
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-1685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine     Westport, Connecticut   February 14, 2000
       ---------------------   ----------------------  -----------------
             [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             45
                                               -------------

Form 13F Information Table Value Total:       $ 438,007,794
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-1839                    Robert Jaffee
     2              28-2944                    Deborah Ziskin
     3              28-7626                    Margaret Epprecht

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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ALBERTSONS INC           COMMON      013104104 8,062,500     250,000   SHARED OTHER 1,2,3,           X
------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMNT   COMMON     01855A101 5,987,500     200,000      X              X            X
------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC   COMMON      035229103 7,087,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
ASSOCIATES FIRST CAP CORP COMMON CL A 046008108 6,859,375     250,000          X        X            X
------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL     COMMON      071813109 18,843,750    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100 24,890,625    675,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106 17,913,061    3,674,474        X         X            X
------------------------------------------------------------------------------------------------------------
BURNHAM PAC PPTYS INC.   COMMON      12232C108 3,750,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CABLEVISION SYS. CORP.   COMMON CL A 12686C109 13,212,500    175,000          X         X            X
------------------------------------------------------------------------------------------------------------
CENDANT CORP             COMMON      151313103 5,628,594     211,900          X         X            X
------------------------------------------------------------------------------------------------------------
CANADIAN NTNL RAILWAY    COMMON      136375102 5,262,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CIT GROUP INC.           COMMON CL A 125577106 8,450,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 15,150,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 9,752,422     655,625          X         X            X
------------------------------------------------------------------------------------------------------------
DOW CHEMICAL DOW         COMMON      260543103 2,672,500     20,000           X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 9,984,844     447,500          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 27,809,375    550,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109   698,363     338,600          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402 7,531,988     743,900          X         X            X
------------------------------------------------------------------------------------------------------------
GRC INTERNATIONAL        COMMON      361922107 3,752,500     316,000          X         X            X
------------------------------------------------------------------------------------------------------------
HANNAFORD BROTHERS CO.   COMMON      410550107 13,862,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 2,855,771     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101 5,925,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 12,468,750    285,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING Cl A   COMMON Cl A 45662S102 10,867,106    300,300          X         X            X
------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICAIONS COMMON      458801107 11,587,500    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
LIBBEY INC.              COMMON      529898108 4,312,500     150,000          X         X            X
------------------------------------------------------------------------------------------------------------

MARINE TRANSPORT CORP.   COMMON      567912100 262,500       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP, INC.     COMMON      58440J104 15,362,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PROP. INC   COMMON      605203108 3,875,000     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS, INC     COMMON      62855J104 3,929,925     85,900           X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      62940710  32,681,375    262,501          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 7,748,438     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC. COMMON      691471106 6,343,750     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.    COMMON      726540503 2,713,750     217,100          X         X            X
------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN        COMMON CL A 731572103 10,237,500    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 7,304,688     275,000          X         X            X
------------------------------------------------------------------------------------------------------------
SOLUTIA INC.             COMMON      834376105 3,340,675     216,400          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103 13,578,125    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
TIME WARNER INC.         COMMON      887315109 21,731,250    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
TJX COMPANIES            COMMON      872540109 11,240,625    550,000          X         X            X
------------------------------------------------------------------------------------------------------------
TOSCO CORP.              COMMON      891490302 5,437,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDNGS INC. COMMON     893521104 21,053,456    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
TSI INT SOFTWARE LTD     COMMON      872879101 4,350,500     77,000           X         X            X
------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC         COMMON      969457100 1,637,213     56,700           X         X            X
------------------------------------------------------------------------------------------------------------



NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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